Subsequent Events (Details Textual) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended									1 Months Ended							1 Months Ended					12 Months Ended	1 Months Ended
	Apr. 30, 2012 USD ($) Tanker	Apr. 30, 2012 NOK	Feb. 29, 2012 USD ($)	Jan. 31, 2012 USD ($)	Nov. 30, 2011	Apr. 30, 2011	Dec. 31, 2010	Feb. 29, 2012 LNG Carriers [Member]	Jan. 31, 2012 Norwegian Kroner denominated bonds due January 2017 [Member] USD ($)	Mar. 31, 2011 Teekay Offshore [Member]	Dec. 31, 2010 Teekay Offshore [Member]	Aug. 31, 2010 Teekay Offshore [Member]	Mar. 31, 2010 Teekay Offshore [Member]	Aug. 31, 2009 Teekay Offshore [Member] USD ($)	Jan. 31, 2012 Teekay Offshore [Member] USD ($)	Feb. 29, 2012 Teekay Tankers [Member]	Feb. 29, 2012 Teekay Tankers [Member] Common Class A [Member] USD ($)	Feb. 28, 2011 Teekay Tankers [Member] Common Class A [Member]	Oct. 31, 2010 Teekay Tankers [Member] Common Class A [Member] USD ($)	Apr. 30, 2010 Teekay Tankers [Member] Common Class A [Member] USD ($)	Jun. 30, 2009 Teekay Tankers [Member] Common Class A [Member]	Dec. 31, 2009 Teekay Tankers [Member] Common Class A [Member] USD ($)	Feb. 29, 2012 Piranema Spirit FPSO [Member] Line of Credit [Member] USD ($)	Mar. 31, 2012 Tiro and Sidon FPSO [Member] USD ($)	Mar. 31, 2012 Tiro and Sidon FPSO [Member] Line of Credit [Member] USD ($)	Jan. 31, 2012 Teekay [Member]	Jan. 31, 2012 Odebrecht Oil & Gas S.A. [Member]	Apr. 30, 2012 Teekay LNG [Member]	Nov. 30, 2010 Teekay LNG [Member] USD ($)	Jul. 31, 2010 Teekay LNG [Member] USD ($)	Nov. 30, 2009 Teekay LNG [Member] USD ($)	Mar. 31, 2009 Teekay LNG [Member] USD ($)
Subsequent Events (Textual) [Abstract]
Number of public offering common units					5.60	4.30				7.70	6.40	6.00	5.10	7.50			17.25	9.90	8.60	8.80	7.00								1.10	1.70	4.00	4.00
Price of public offering, per unit														$ 14.32			$ 4.00		$ 12.15	$ 12.25		$ 9.80							$ 35.44	$ 29.18	$ 24.40	$ 17.60
Ownership interest			52.00%				33.00%	100.00%								20.40%
Debt Instrument, Face Amount									$ 600,000,000						$ 100,000,000
Libor rate				5.75%																			3.00%		2.25%
Interest Rate				NIBOR plus a margin of 5.75%																			LIBOR plus a margin of 3%		LIBOR plus a margin of 2.25%
Principal repayments																								0
Long-term debt (note 8)																							130,000,000		300,000,000
Maturity date																							Feb. 01, 2017		Oct. 01, 2021			May 01, 2017
Joint venture																										0.5	0.5
Subsequent Events (Additional Textual) [Abstract]
Interest rate on loan				7.49%
Ownership interest			52.00%				33.00%	100.00%								20.40%
Amount of Interest in carriers acquired			1,300,000,000
Acquisition Financed with secured loan facilities			1,060,000,000
Acquisition Financed from equity contributions			266,000,000
Share of Equity contribution			138,000,000
Purchase of assets related to the Tiro and Sidon FPSO project				179,000,000
Percentage of borrowings under debt facility				80.00%
Number of directly owned conventional Tankers and related time-charter contract debt facility and other assets and rights	17	17
Number of tankers and related time-charter contract debt facility and other assets and rights under agreement to sell	13	13
Purchase price under agreement to sell	455,000,000
Partial consideration to be received Teekay	25,000,000
Teekay's economic interest in Teekay Tankers	20.00%	20.00%
Increased percentage in economic interest	25.00%	25.00%
Percentage of combined ownership of class A and class B shares	51.00%	51.00%
Increased percentage of combined ownership of class A and class B shares	53.00%	53.00%
Issuance of senior unsecured bonds		700,000,000
Aggregate principal amount of the bonds	$ 120,000,000
Period of non-competition agreement	3 years	3 years